SHARE BASED PAYMENTS (Narrative) (Details)			12 Months Ended			13 Months Ended
	Nov. 04, 2022 USD ($) Share	Mar. 07, 2022 USD ($) Share	Dec. 31, 2022 USD ($) Share	Dec. 31, 2021 Share	Dec. 31, 2020 Share	Oct. 22, 2022 Share	Oct. 22, 2021 USD ($)	Dec. 31, 2019 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized share-based compensation expenses related to options and RSU's | $			$ 3,400,000
Unrecognized share-based compensation expenses related to options and RSU's, period			3 years 7 months 6 days
Number of shares outstanding			849,389	1,133,886	1,708,020			1,632,220
Number of shares exercised or vested			278,061	581,240	12,473
Restricted Shares Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted						140,336
Fair value of awards on the grant date | $							$ 5,300,000
Number of shares outstanding			289,097
Number of shares exercised or vested			35,276
Certain employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted	3,600	190,535
Fair value of awards on the grant date | $	$ 100	$ 3,000